Schedule of Investments
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.74%
Australia–1.49%
Sonic Healthcare Ltd.	2,573,429	$46,638,680
Brazil–1.87%
WEG S.A.	6,567,100	58,819,035
Canada–0.95%
FirstService Corp.	170,322	29,697,327
China–0.47%
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	29,207,600	14,820,818
Denmark–0.74%
Novonesis (Novozymes) B, Class B	363,303	23,126,862
France–2.60%
Gaztransport Et Technigaz S.A.	219,264	32,307,466
Legrand S.A.	455,419	49,206,616
		81,514,082
Germany–1.69%
Carl Zeiss Meditec AG, BR	773,358	52,908,952
Italy–1.58%
Brunello Cucinelli S.p.A.	185,177	17,296,871
Reply S.p.A.	227,490	32,291,239
		49,588,110
Japan–12.01%
BayCurrent Consulting, Inc.	1,097,900	33,798,426
CyberAgent, Inc.	4,283,700	27,695,945
Disco Corp.	196,600	65,742,362
DTS Corp.	410,936	11,879,682
Hoshizaki Corp.	704,874	22,199,164
Kakaku.com, Inc.	2,305,553	32,230,448
MISUMI Group, Inc.	2,685,902	49,427,668
Nomura Research Institute Ltd.	1,432,291	44,217,245
Shimano, Inc.	206,602	36,652,024
Sysmex Corp.	3,227,047	52,830,844
		376,673,808
New Zealand–0.82%
Fisher & Paykel Healthcare Corp. Ltd.	1,329,852	25,672,569
Puerto Rico–0.74%
EVERTEC, Inc.	678,659	23,393,376
South Korea–0.57%
NICE Information Service Co. Ltd.	2,361,007	17,781,657
Sweden–3.79%
Addtech AB, Class B	1,795,749	57,946,783
Cellavision AB	886,128	21,159,263
Indutrade AB	1,356,243	39,880,400
		118,986,446
Switzerland–7.91%
EMS-Chemie Holding AG	54,736	45,772,212
Shares		Value
Switzerland–(continued)
Geberit AG	84,122	$53,557,627
Givaudan S.A.	9,948	48,805,430
Partners Group Holding AG	27,320	36,773,887
Sonova Holding AG, Class A	109,197	33,472,807
Straumann Holding AG(a)	230,020	29,661,472
		248,043,435
Taiwan–0.90%
Voltronic Power Technology Corp.	496,000	28,229,913
Thailand–1.02%
Bumrungrad Hospital PCL, Foreign Shares	4,640,041	32,036,945
United Kingdom–7.13%
Auction Technology Group PLC(a)	3,760,147	24,555,472
Croda International PLC	363,994	18,925,562
FDM Group Holdings PLC	4,448,508	24,458,241
Hargreaves Lansdown PLC	2,112,899	30,016,018
MONY Group PLC	9,540,959	29,125,169
Rotork PLC	2,531,697	11,782,705
Sage Group PLC (The)	2,746,301	38,389,318
Spirax Group PLC	397,688	46,428,884
		223,681,369
United States–52.46%
Acuity Brands, Inc.	127,818	32,127,054
Advanced Micro Devices, Inc.(a)	531,601	76,805,712
AGCO Corp.	338,073	31,920,853
Align Technology, Inc.(a)	127,688	29,608,293
Allegion PLC(b)	458,518	62,729,848
Artisan Partners Asset Management, Inc., Class A	540,636	23,874,486
Brady Corp., Class A	331,634	23,748,311
Cognex Corp.	685,617	34,020,316
Cohen & Steers, Inc.	341,489	29,306,586
Columbia Sportswear Co.	318,530	26,023,901
Deckers Outdoor Corp.(a)	63,904	58,959,747
Donnelley Financial Solutions, Inc.(a)	481,195	32,471,039
Exponent, Inc.	649,621	68,911,796
Hamilton Lane, Inc., Class A	151,205	21,829,466
ICON PLC(a)	109,885	36,090,629
Innospec, Inc.	129,511	16,984,073
Inter Parfums, Inc.	236,839	33,318,510
Jack Henry & Associates, Inc.	523,794	89,820,195
Lincoln Electric Holdings, Inc.	257,898	52,974,828
Littelfuse, Inc.	110,849	29,608,876
Manhattan Associates, Inc.(a)	324,417	82,849,613
MarketAxess Holdings, Inc.	281,034	62,819,530
New York Times Co. (The), Class A	862,884	46,241,954
NewMarket Corp.	53,270	29,877,545
Oxford Industries, Inc.(b)	174,524	18,382,613
Packaging Corp. of America	260,153	51,996,780
Pool Corp.	165,157	61,775,324
PTC, Inc.(a)	255,211	45,389,276
QUALCOMM, Inc.	271,719	49,167,553
Reliance, Inc.	161,250	49,110,300

See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Shares		Value
United States–(continued)
RMR Group, Inc. (The), Class A	454,389	$11,786,852
SEI Investments Co.	1,216,321	82,515,217
Simpson Manufacturing Co., Inc.	166,932	32,065,968
Terex Corp.	732,457	46,335,230
Toro Co. (The)	405,363	38,805,400
United Therapeutics Corp.(a)	68,207	21,368,571
Watsco, Inc.	93,001	45,523,059
WESCO International, Inc.	331,681	58,027,591
		1,645,172,895
Total Common Stocks & Other Equity Interests (Cost $2,413,118,582)		3,096,786,279
Money Market Funds–0.45%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(c)(d)	4,946,817	4,946,817
Invesco Treasury Portfolio, Institutional Class, 5.20%(c)(d)	9,186,945	9,186,945
Total Money Market Funds (Cost $14,133,762)		14,133,762
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.19% (Cost $2,427,252,344)		3,110,920,041
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.11%
Invesco Private Government Fund, 5.30%(c)(d)(e)	923,245	$923,245
Invesco Private Prime Fund, 5.48%(c)(d)(e)	2,408,407	2,409,130
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,332,375)		3,332,375
TOTAL INVESTMENTS IN SECURITIES—99.30% (Cost $2,430,584,719)		3,114,252,416
OTHER ASSETS LESS LIABILITIES–0.70%		21,897,029
NET ASSETS–100.00%		$3,136,149,445
Investment Abbreviations:
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$57,919,072	$198,267,594	$(251,239,849)	$-	$-	$4,946,817	$1,021,094
Invesco Liquid Assets Portfolio, Institutional Class	41,377,891	138,098,200	(179,490,177)	(7,298)	21,384	-	744,050
Invesco Treasury Portfolio, Institutional Class	66,193,225	235,656,957	(292,663,237)	-	-	9,186,945	1,171,787
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,223,031	(1,299,786)	-	-	923,245	872*
Invesco Private Prime Fund	-	2,739,577	(330,447)	-	-	2,409,130	2,199*
Investments in Other Affiliates:
Biocartis Group N.V.	5	-	(5,202)	17,942,168	(17,936,971)	-	-
Cirata PLC	4,829,865	-	(6,156,080)	2,765,067	(1,438,852)	-	-
Comture Corp.	30,208,114	-	(29,465,171)	4,732,227	(5,475,170)	-	122,147
GeNeuro S.A.	2,974,664	-	(2,096,893)	4,464,192	(5,341,963)	-	-
IQE PLC	18,728,932	-	(24,906,064)	75,051,336	(68,874,204)	-	-
PVA TePla AG	29,133,866	-	(33,473,677)	(6,728,151)	11,067,962	-	-
Zotefoams PLC	10,507,468	-	(12,911,437)	6,995,581	(4,591,612)	-	-
Total	$261,873,102	$576,985,359	$(834,038,020)	$105,215,122	$(92,569,426)	$17,466,137	$3,062,149

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$46,638,680	$—	$46,638,680
Brazil	58,819,035	—	—	58,819,035
Canada	29,697,327	—	—	29,697,327
China	—	14,820,818	—	14,820,818
Denmark	—	23,126,862	—	23,126,862
France	—	81,514,082	—	81,514,082
Germany	—	52,908,952	—	52,908,952
Italy	—	49,588,110	—	49,588,110
Japan	—	376,673,808	—	376,673,808
New Zealand	—	25,672,569	—	25,672,569
Puerto Rico	23,393,376	—	—	23,393,376
South Korea	—	17,781,657	—	17,781,657
Sweden	—	118,986,446	—	118,986,446
Switzerland	—	248,043,435	—	248,043,435
Taiwan	—	28,229,913	—	28,229,913
Thailand	—	32,036,945	—	32,036,945
United Kingdom	—	223,681,369	—	223,681,369
United States	1,645,172,895	—	—	1,645,172,895
Money Market Funds	14,133,762	3,332,375	—	17,466,137
Total Investments	$1,771,216,395	$1,343,036,021	$—	$3,114,252,416
Invesco Global Opportunities Fund